Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Preferred Stock	Common Stock	Note Receivable for Stock Purchase	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Stockholders' Equity, Total [Member]	Noncontrolling Interest	Total
Beginning Balance, Amount at Dec. 31, 2011		$ 385		$ 163,584	$ (113)	$ (154,841)	$ 9,015	$ 63	$ 9,078
Beginning Balance, Shares at Dec. 31, 2011	271,135	385,237,309
Net loss						(425)	(425)	(139)	(564)
Foreign currency translation adjustment					(10)		(10)		(10)
Issuance of common stock for cash and note receivable, net		4,100,000
Issuance of common stock for cash and note receivable, net amount		4	(62)	815			757		757
Issuance of common stock pursuant to the exercise of warrants, shares		180,769
Issuance of common stock pursuant to the exercise of warrants, amount
Issuance of common stock pursuant to the exercise of stock options, shares		1,000
Issuance of common stock pursuant to the exercise of stock options, amount
Issuance of common stock pursuant to the conversion of preferred stock, shares	(60,000)	155,770
Issuance of common stock pursuant to the conversion of preferred stock, amount				19			19		19
Repurchase of common stock, shares		(75,000)
Repurchase of common stock, amount				(13)			(13)		(13)
Dividends on preferred stock				(17)			(17)		(17)
Stock based compensation expense				629			629		629
Warrant modification expense
Ending Balance, Amount at Dec. 31, 2012		389	(62)	165,017	(123)	(155,266)	9,955	(76)	9,879
Ending Balance, Shares at Dec. 31, 2012	211,135	389,599,848
Net loss						2,770	2,770	(119)	2,651
Foreign currency translation adjustment					(42)		(42)		(42)
Noncontrolling interest currency conversion								(8)	(8)
Payment of note receivable on common stock			62				62		62
Issuance of common stock pursuant to the exercise of stock options, shares		28,000
Issuance of common stock pursuant to the exercise of stock options, amount				6			6		6
Repurchase of common stock, shares		(941,403)
Repurchase of common stock, amount				(224)			(224)		(224)
Dividends on preferred stock				(16)			(16)		(16)
Stock based compensation expense				848			848		848
Warrant modification expense				128			128		128
Deemed dividend (Boswell acquisition)						(1,785)	(1,785)		(1,785)
Ending Balance, Amount at Dec. 31, 2013		$ 389		$ 165,759	$ (165)	$ (154,281)	$ 11,702	$ (203)	$ 11,702
Ending Balance, Shares at Dec. 31, 2013	211,135	388,686,445